Intangible Assets (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Abstract]
Other intangible assets	$ 373,418	$ 250,908
Less: Accumulated amortization	(189,531)	(91,331)
Total intangible assets, net	$ 183,887	$ 159,577